Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIEs
Direct subsidiaries	Equity interest held	Place and date of incorporation
Jumei Hongkong Limited (“Jumei Hongkong”)	100%	Hong Kong, September 6, 2010
Jumei Hongkong Holding Limited (“Jumei Hongkong Holding”)	100%	Hong Kong, March 25, 2014
Beijing Silvia Technology Service Co., Ltd. (“Beijing Jumei”)	100%	China, March 4, 2011
Shanghai Jumeiyoupin Technology Co., Ltd. (“Shanghai Jumei”) (Formerly known as Shanghai Paddy Commerce and Trade Co., Ltd.)	100%	China, June 19, 2012
Chengdu Jumeiyoupin Science and Technology Co., Ltd. (“Chengdu Jumei”)	100%	China, July 19, 2012
Tianjin Cyril Information Technology Co., Ltd. (“Tianjin Cyril”)	100%	China, March 22, 2013
Tianjin Qianmei International Trading Co., Ltd. (“Tianjin Qianmei”)	100%	China, March 25, 2013
Tianjin Jumeiyoupin Technology Co., Ltd. (“Tianjin Jumei”) (Formerly known as Tianjin Venus Technology Co., Ltd.)	100%	China, December 30, 2013
Zhengzhou Venus Information Technology Co., Ltd. (“Zhengzhou Venus”)	100%	China, August 26, 2014
Suzhou Jumeiyoupin Technology Co., Ltd. (“Suzhou Jumei”)	100%	China, October 15, 2014

VIEs and VIEs' Subsidiaries *	Equity interest indirectly held	Place and date of incorporation
Reemake Media Co., Ltd. (“Reemake Media”)	100%	China, August 5, 2009
Tianjin Yingxun Technology Co., Ltd. (“Tianjin Yingxun”)	100%	China, August 20, 2014
Beijing Shengjinteng Network Science and Technology Co., Ltd. (“Beijing Shengjinteng”)	100%	China, acquired on January 16, 2011

*Another two VIEs Wuxi Jumei Media Co., Ltd. and Tianjin Topspeed Technology Service Co., Ltd. were established in October and November 2014, respectively.

Schedule of Information about VIEs
	As of December 31,
	2013	2014
	US$	US$
Total assets	53,684	34,669
Total liabilities	50,470	28,017

	For the Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Total net revenue	172,949	119,235	108,150
Net income/ (loss)	1,855	3,097	(3,857)

Net increase/ (decrease) in cash and cash equivalents	6,872	19,447	(27,446)